Miscellaneous Receivables and Other Non-Current Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure miscellaneous receivables and other non current assets [line items]
Increase (decrease) miscellaneous receivables and other non-current assets	€ (131)
Miscellaneous receivables	697	€ 704
Income tax receivables	88	96
Other non-current assets	5,086	5,251
Contract costs with lock-in clauses from intangible assets, short and medium/long-term	110
Contract costs with lock-in clauses from intangible assets, medium/long-term	50
Rental cost of TIM S.p.A	€ 63
Mobile business [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Deferred contract costs expected duration	3 years
Fixed business [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Deferred contract costs expected duration	7 years
Tim Group [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Other non-current assets	€ 1,594	1,718
Deferred contract costs	1,531
Brazil business unit [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Miscellaneous receivables	646	651
Court deposits receivables	€ 307	€ 349